General and Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2012
General and Summary of Significant Accounting Policies

(1) General and Summary of Significant Accounting Policies

(a) Description of Business

Honda Motor Co., Ltd. (the “Company”) and its subsidiaries (collectively “Honda”) mainly develop, manufacture and distribute motorcycles, automobiles, power products, and also provide financing for the sale of those products. Principal manufacturing facilities are located in Japan, the United States of America, Canada, Mexico, the United Kingdom, Italy, China, India, Thailand, Vietnam, Indonesia, Argentina, Brazil and Turkey.

(b) Basis of Presenting Consolidated Financial Statements

The Company and its Japanese subsidiaries maintain their books of account in conformity with financial accounting standards of Japan, and its foreign subsidiaries generally maintain their books of account in conformity with those of the countries of their domicile.

The consolidated financial statements presented herein have been prepared in a manner and reflect the adjustments which are necessary to conform them with U.S. generally accepted accounting principles.

(c) Consolidation Policy

The consolidated financial statements include the accounts of the Company, its subsidiaries and those variable interest entities where Honda is the primary beneficiary. All significant intercompany balances and transactions have been eliminated in consolidation.

Noncontrolling interests in the net assets of subsidiary are reported as a component of equity in the consolidated financial statements. Changes in a parent’s ownership interest while the parent retains its controlling financial interest in its subsidiary are accounted for as equity transactions. Noncontrolling interests in a subsidiary’s earnings or losses are reported as a component of net income in the consolidated financial statements.

Honda adopted Accounting Standards Update (ASU) 2009-16 “Accounting for Transfers of Financial Assets”, and ASU 2009-17 “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities”, effective April 1, 2010. These standards amend the FASB Accounting Standards Codification (ASC) 860 “Transfers and Servicing”, and ASC 810 “Consolidation”. ASU 2009-16 removes the concept of a qualifying special purpose entity (QSPE) and removes the exception from applying consolidation accounting standards to QSPEs. ASU 2009-17 requires reporting entities to evaluate former QSPEs for consolidation, changes the approach to determining a variable interest entity’s primary beneficiary from a mainly quantitative assessment to an exclusively qualitative assessment designed to identify a controlling financial interest, and increases the frequency of required reassessments to determine whether a company is the primary beneficiary of a variable interest entity. Upon the adoption of these standards, ten former QSPEs that were not consolidated as of March 31, 2010 were consolidated by the Company as of April 1, 2010. As a result, previously derecognized assets held by former QSPEs including finance subsidiaries receivables of ¥282,353 million and their related secured debt of ¥274,329 million were included in the Company’s consolidated balance sheet as of April 1, 2010. The assets and liabilities associated with former legacy off-balance sheet securitizations including retained interests in securitizations and servicing assets were removed from the Company’s consolidated balance sheet from April 1, 2010. The cumulative effect adjustment upon the adoption of these standards increased the Company’s beginning retained earnings for the year ended March 31, 2011 by ¥1,432 million, net of tax effect.

Investments in affiliates in which Honda has the ability to exercise significant influence over their operating and financial policies, but where Honda does not have a controlling financial interest are accounted for using the equity method.

There are some subsidiaries and affiliates of which the fiscal year-end is December 31.

(d) Use of Estimates

Management of Honda has made a number of estimates and assumptions relating to the reporting of assets, liabilities, revenues and expenses, and the disclosure of contingent assets and liabilities to prepare its consolidated financial statements in conformity with U.S. generally accepted accounting principles. Significant items subject to such estimates and assumptions include, but are not limited to, allowance for credit losses, losses on lease residual values, realizable values of inventories, realization of deferred tax assets, damaged and impairment loss on long-lived assets, unrecognized tax benefits, product warranty obligations, the fair values of assets and obligations related to employee benefits, and the fair value of derivative financial instruments. Further changes in the economic environment surrounding Honda , effects by market conditions , effects of currency fluctuations or other factors have combined to increase the uncertainty inherent in such estimates and assumptions. Actual results could differ from those estimates.

(e) Revenue Recognition

Sales of manufactured products are recognized when persuasive evidence of an arrangement exists, delivery has occurred, title and risk of loss have passed to the customers, the sales price is fixed or determinable, and collectibility is probable.

Honda provides dealer incentives passed on to the end customers generally in the form of below-market interest rate loans or lease programs. The amount of interest or lease subsidies paid is the difference between the amount offered to retail customers and the amount stemmed from a market-based interest or lease rate. Honda also provides dealer incentives retained by the dealer, which generally represent discounts provided from Honda to the dealers. These incentives are classified as a reduction of sales revenue as the consideration is paid in cash, because Honda does not receive an identifiable benefit in exchange for this consideration. The incentives are estimated and accrued at the time the product is sold to the dealer.

Operating lease revenues are recorded on a straight-line basis over the term of the lease.

Interest income from finance receivables is recognized using the interest method. Finance receivable origination fees and certain direct origination costs are deferred, and the net fee or cost is amortized using the interest method over the contractual life of the finance receivables.

Taxes collected from customers and remitted to governmental authorities on revenue-producing transactions are accounted for on a net basis and therefore are excluded from revenues in consolidated statements of income.

(f) Cash Equivalents

Honda considers all highly liquid debt instruments with an original maturity of three months or less to be cash equivalents. Cash equivalents mainly consist of money market funds and certificates of deposit.

(g) Inventories

Inventories are stated at the lower of cost or market. Cost is determined principally on a first-in, first-out basis.

(h) Investments in Securities

Investments in securities consist of investment to affiliates and debt and equity securities.

Investments in affiliates in which Honda has the ability to exercise significant influence over their operating and financial policies, but where Honda does not have a controlling financial interest are accounted for using the equity method. Differences between the cost of investments in affiliates and the amount of underlying equity of the affiliates principally represent investor level goodwill.

Honda considers whether the fair value of any of its equity method investments have declined below their carrying value whenever adverse events or changes in circumstances indicate that recorded values may not be recoverable. If Honda considers any such decline to be other-than-temporary based on various factors, then a write-down will be recorded to estimated fair value.

Honda classifies its debt and marketable equity securities into the following categories: available-for-sale, trading, or held-to-maturity. Debt securities classified as “held-to-maturity” securities are reported at amortized cost. Debt and marketable equity securities classified as “trading” securities are reported at fair value, with unrealized gains and losses included in earnings. Other debt and marketable equity securities are classified as “available-for-sale” securities and are reported at fair value, with unrealized gains or losses, net of deferred taxes included in accumulated other comprehensive income (loss) in the equity section of the consolidated balance sheets. The costs of available-for-sale securities sold are accounted for using the moving-average method. Honda did not hold any “trading” securities at March 31, 2011 and 2012.

Honda periodically compares the fair value of debt and marketable equity securities with their cost basis. If the fair value of the securities has declined below the cost basis and such decline is judged to be other-than-temporary, Honda recognizes the impairment of the securities through a charge to income. The determination of other-than-temporary impairment is based upon an assessment of the facts and circumstances related to each investment security. In assessing impairment of securities, Honda considers the factors such as degree and period of the decline in fair value, financial position and results of operations of investees and forecast earnings based on market and economic trend in which the investees operate. Honda did not recognize significant impairment loss on investments in securities for the years ended March 31, 2010, 2011 and 2012.

Non-marketable equity securities are carried at cost, and are examined the possibility of impairment periodically.

(i) Goodwill

Goodwill, all of which is allocated to Honda’s reporting units, is not amortized but is tested for impairment at least annually. Honda performs its annual impairment review of goodwill at March 31, and when a triggering event occurs between annual impairment dates. For the year ended March 31, 2010, 2011 and 2012, Honda did not recognize impairment loss on goodwill.

The carrying amount of goodwill at March 31, 2011 and 2012 was ¥12,008 million and ¥10,426 million, respectively and is included in other assets of the consolidated balance sheets.

(j) Property on Operating Leases

Property on operating leases is reported at cost, less accumulated depreciation. Depreciation of the vehicles is generally provided on a straight-line basis to an estimated residual value over the lease term. The residual values of the vehicles related to the operating leases are estimated by using the estimate of future used vehicle values, taking into consideration data obtained from third parties.

(k) Depreciation and Amortization

Depreciation of property, plant and equipment is calculated principally by the declining-balance method based on estimated useful lives and salvage values of the respective assets.

The estimated useful lives used in computing depreciation and amortization of property, plant and equipment are as follows:

Asset	Life
Buildings	3 to 50 years
Machinery and equipment	2 to 20 years

(l) Impairment of Long-Lived Assets to Be Held and Used and Long-Lived Assets to Be Disposed Of

Honda’s long-lived assets and identifiable intangible assets other than goodwill having finite useful lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future net cash flows (undiscounted and without interest charges) expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets. Honda did not recognize any significant impairment losses on long-lived assets excluding property on operating leases for the years ended March 31, 2010, 2011 and 2012.

Assets to be disposed of by sale are reported at the lower of the carrying amount or estimated fair value less costs to sell.

(m) Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings in the period that includes the enactment date.

Honda recognizes in the consolidated financial statements the impact of a tax position, if any, based on the technical merits of the position, when that position is more likely than not to be sustained upon examination. Benefits from tax positions that meet the more likely than not recognition threshold are measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Honda accounts for interest and penalties related to the liability for unrecognized tax benefits as a component of income tax expense in the consolidated statement of income.

(n) Product-Related Expenses

Advertising and sales promotion costs are expensed as incurred. Advertising expenses were ¥196,713 million, ¥210,803 million and ¥195,284 million, for the years ended March 31, 2010, 2011 and 2012, respectively. Provisions for estimated costs related to product warranty are made at the time the products are sold to customers or new warranty programs are initiated. Estimated warranty expenses are provided based on historical warranty claim experience with consideration given to the expected level of future warranty costs as well as current information on repair costs. Included in warranty expenses accruals are costs for general warranties on vehicles Honda sells and product recalls.

(o) Basic Net Income Attributable to Honda Motor Co., Ltd. per Common Share

Basic net income attributable to Honda Motor Co., Ltd. per common share has been computed by dividing net income attributable to Honda Motor Co., Ltd. by the weighted average number of common shares outstanding during each year. The weighted average number of common shares outstanding for the years ended March 31, 2010, 2011 and 2012 was 1,814,605,803 shares, 1,806,360,505 shares and 1,802,300,720 shares, respectively. There were no potentially dilutive shares outstanding during the years ended March 31, 2010, 2011 or 2012.

(p) Foreign Currency Translation and Transactions

Foreign currency financial statement amounts are translated into Japanese yen on the basis of the year-end exchange rate for all assets and liabilities and the weighted average rate for the year for all income and expense amounts. The resulting translation adjustments are included in accumulated other comprehensive income (loss) in the equity section of the consolidated balance sheets.

All revenues and expenses associated with foreign currencies are converted at the rates of exchange prevailing when such transactions occur and foreign currency receivables and payables are re-measured at the applicable exchange rates on the balance sheet date. Foreign currency translation and transaction gains or losses are included in other income (expenses)-other, net and these net gains or losses for each of the years in the three-year period ended March 31, 2012 are as follows:

Yen (millions)
2010	2011	2012
¥ (37,417)	¥ (60,514)	¥ 4,563

The gains or losses on translation of receivables and payables dominated in foreign currencies intended to be hedged are presented on a net basis with derivative financial instruments. (see note 17)

(q) Derivative Financial Instruments

Honda has entered into foreign exchange agreements and interest rate agreements to manage currency and interest rate exposures. These instruments include foreign currency forward contracts, currency swap agreements, currency option contracts and interest rate swap agreements. (see notes 16 and 17)

Honda recognizes all derivative financial instruments at fair value in its consolidated balance sheets. Derivative asset and liability positions are presented net by counterparty on the consolidated balance sheets when valid master netting agreement exists and the other conditions set out in the FASB Accounting Standards Codification (ASC) 210-20 “Balance Sheet-Offsetting” are met.

The Company applies hedge accounting for certain foreign currency forward contracts related to forecasted foreign currency transactions between the Company and its subsidiaries. These are designated as cash flow hedges on the date derivative contracts are entered into. The Company has a documented currency rate risk management policy. In addition, it documents all relationships between derivative financial instruments designated as cash flow hedges and the relevant hedged items to identify the relationship between them. The Company assesses, both at the hedge’s inception and on an ongoing basis, whether the derivative financial instruments designated as cash flow hedge are highly effective to offset changes in cash flows of hedged items.

When it is determined that a derivative financial instrument is not highly effective as a cash flow hedge, when the hedged item matures, is sold or is terminated, or when it is identified that the forecasted transaction is no longer probable, the Company discontinues hedge accounting. To the extent derivative financial instruments are designated as cash flow hedges and have been assessed as being highly effective, changes in their fair value are recognized in other comprehensive income (loss). The amounts are reclassified into earnings in the period when forecasted hedged transactions affect earnings. When these cash flow hedges prove to be ineffective, changes in the fair value of the derivatives are immediately recognized in earnings.

Changes in the fair value of derivative financial instruments not designated as accounting hedges are recognized in earnings in the period of the change.

Honda does not hold any derivative financial instruments for trading purposes.

(r) Shipping and Handling Costs

Shipping and handling costs included in selling, general and administrative expenses for each of the years in the three-year period ended March 31, 2012 are as follows:

Yen (millions)
2010	2011	2012
¥ 151,197	¥ 160,773	¥ 155,276

(s) Asset Retirement Liability

Honda recognizes an asset retirement liability if the fair value of the obligation can be reasonably estimated. Asset retirement obligations include those for which an entity has a legal obligation to perform an asset retirement activity, however, the timing and (or) method of settling the obligation are conditional on a future event that may or may not be within the control of the entity.

(t) New Accounting Pronouncements Not Yet Adopted

In June 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-05 “Presentation of Comprehensive Income”, which amends the FASB Accounting Standards Codification (ASC) 220 “Comprehensive Income”. This amendment eliminates the option to present other comprehensive income as part of the statement of consolidated statements of changes in equity and requires reporting entities to report other comprehensive income as components of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.

In December 2011, the FASB issued ASU 2011-12 “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05”, which defers the effective date of pending amendments to current accounting guidance prescribed in ASU 2011-05.

The requirements of ASU 2011-05 as amended by ASU 2011-12 are effective for the Company for fiscal years, and interim periods within those years, beginning after December 15, 2011. Honda has not yet determined which method of presentation it will adopt.

(u) Impact on the Company’s consolidated financial position or results of operations of the Great East Japan Earthquake occurred on March 11, 2011

On March 11, 2011, Japan experienced a large earthquake commonly referred to as the Great East Japan Earthquake, which caused damage to certain property, plant and equipment and inventories, and the temporary suspension of production of the Company’s plants and research and development activities of the Company and its domestic consolidated subsidiaries.

As a result, the Company and its domestic consolidated subsidiaries recognized ¥45,720 million of costs and expenses, of which ¥17,450 million is included in cost of sales and ¥28,270 million is included in selling, general and administrative expenses in the accompanying consolidated statement of income for the year ended March 31, 2011. These costs and expenses mainly consist of unallocated fixed production overhead of ¥15,062 million caused by temporary suspension of production which is included in cost of sales, and loss on damaged property, plant and equipment of ¥15,647 million which is included in selling, general and administrative expenses. Fixed costs of ¥7,723 million pertaining to certain R&D activities incurred during the period such activities were suspended are not included in research and development, but selling, general and administrative expenses.

The costs of restoration activities amounted to ¥19,797 million are included in selling, general and administrative expenses in the accompanying consolidated statement of income for the year ended March 31, 2012.

(v) Impact on the Company’s consolidated financial position or results of operations of the floods in Thailand

In October 2011, Thailand suffered from severe floods that caused damage to inventories, and machinery and equipment of certain consolidated subsidiaries and affiliates of the Company. Accordingly, production activities in plant facilities at Honda and its affiliates had been temporarily affected by the floods.

As a result, Honda recognized ¥23,420 million of costs and expenses, of which ¥10,680 million is included in cost of sales and ¥12,740 million is included in selling, general and administrative expenses in the accompanying consolidated statement of income for the year ended March 31, 2012. These costs and expenses mainly consist of losses on damaged inventories of ¥7,330 million which is included in cost of sales, and losses on damaged property, plant and equipment of ¥7,654 million which is included in selling, general and administrative expenses.

In addition, Honda recognized insurance recoveries of ¥21,725 million which is included in selling, general and administrative expenses in the accompanying consolidated statement of income for the year ended March 31, 2012. Honda recognizes insurance recoveries in excess of the incurred losses when settlements with insurance companies are reached.

(w) Revisions of the prior year’s Consolidated Statements of Cash Flows

Revisions have been made to adjust overstatements in both acquisitions of finance subsidiaries-receivables and collections of finance subsidiaries-receivables in the consolidated statements of cash flows, that amounted to ¥251,230 million for the year ended March 31, 2010 and ¥280,807 million for the year ended March 31, 2011.

The revisions have no impact on net cash used in investing activities.